Statements of Operations (USD $)	12 Months Ended		46 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Revenue	$ 0	$ 0	$ 164,975
Operating expenses
Legal fees	0	0	25,235
Audit and accounting fees	11,684	3,438	93,196
Interest income	(10,042)	0	(10,083)
Bad-debt	0	150,000	150,000
FX Exchange (gain) loss	5,547	0	5,547
General and administrative expenses	61,887	71,773	251,124
Total operating expenses	69,076	225,211	515,019
Net income (loss) for the periods	$ (69,076)	$ (225,211)	$ (350,044)
Income (loss) per common stock - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.02)
Weighted average common share outstanding - Basic and diluted (in Shares)	11,541,666	11,541,666